Western Asset Managed Municipals Fund Inc.

Schedule of investments (unaudited)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
MUNICIPAL BONDS - 139.7%
Alabama - 8.1%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$700,000	$848,806	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	11,580,000	11,472,769
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,400,000	1,631,070
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	6,900,000	8,372,184
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	9,230,000	11,077,846
Lower Alabama Gas District, Natural Gas Revenue:
Project #2	4.000%	12/1/25	1,750,000	2,007,985	(b)(c)
Series A	5.000%	9/1/46	8,525,000	12,913,840
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	1,750,000	1,941,363	(b)(c)
Total Alabama				50,265,863
Alaska - 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/38	750,000	959,708
Arizona - 5.4%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	855,877
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	5,650,000	6,564,339	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	950,000	1,098,827	(d)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	951,218
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,584,840
Series 2007	5.000%	12/1/32	10,000,000	13,554,000
Series 2007	5.000%	12/1/37	5,500,000	7,880,840
Total Arizona				33,489,941

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
California - 21.3%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$1,750,000	$2,147,635
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,325,540
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	2.250%	4/1/24	5,500,000	5,689,200	(b)(c)
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	613,165
California State MFA Revenue:
Senior Lien, LINXS Apartment Project, Series A	5.000%	12/31/43	1,500,000	1,840,785	(a)
Senior Lien, LINXS Apartment Project, Series A	5.000%	12/31/47	1,900,000	2,320,299	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	12,500,000	13,591,250	(a)(d)
California State, GO:
Various Purpose, Refunding	5.000%	4/1/29	7,000,000	9,459,170
Various Purpose, Refunding	5.000%	10/1/29	1,500,000	2,049,405
Various Purpose, Refunding	4.000%	11/1/36	1,000,000	1,201,490
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,770,000	1,920,963	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	1,500,000	1,592,805
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	1,900,000	2,017,553
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,405,000	2,734,485
Los Angeles County, CA, Public Works Financing Authority Revenue:
Multiple Capital Project II	5.000%	8/1/32	3,000,000	3,297,300
Multiple Capital Project II	5.000%	8/1/37	1,000,000	1,096,330
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	500,000	639,900	(a)
Los Angeles International Airport, Subordinated, Series D	4.000%	5/15/44	2,500,000	2,934,350	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
California - continued
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	$2,500,000	$3,145,125	(a)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	5,565,000	7,098,547	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	2,500,000	3,165,400
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	4,000,000	4,956,840
Series B, Refunding	5.000%	7/1/38	2,000,000	2,515,600
Series C	5.000%	7/1/37	1,000,000	1,279,370
Series C	5.000%	7/1/42	2,000,000	2,528,600
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	1,500,000	1,892,820
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	400,000	479,840	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	5,543,052
Series B	6.500%	11/1/39	8,000,000	13,477,920
Regents of the University of California Medical Center Pooled Revenue, Series L, Refunding	5.000%	5/15/32	1,750,000	2,161,705
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,000,000	2,194,840
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	3,500,000	4,520,390
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	200,000	227,214
Senior Lien, Series A	5.750%	6/1/48	600,000	680,508
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/38	1,000,000	1,327,810
Series A, Refunding	5.000%	10/1/48	2,500,000	3,234,550
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	1,000,000	1,283,230

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
California - continued
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	$2,500,000	$3,057,800
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A	5.000%	1/1/47	1,500,000	1,884,990	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	1,000,000	1,266,370
Shafter Wasco Irrigation District, CA, COP	5.000%	11/1/40	5,000,000	5,130,200
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	750,000	752,505
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/39	500,000	637,785
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	500,000	623,665
Total California				132,538,301
Colorado - 9.9%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	532,525
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,939,824
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-1	4.000%	8/1/44	1,900,000	2,193,607
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	600,000	669,468
Denver, CO, Airport System Revenue:
Series C	6.125%	11/15/25	10,945,000	13,096,568	(a)(e)(f)
Series C	6.125%	11/15/25	13,630,000	14,214,727	(a)(e)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	29,307,240
Total Colorado				61,953,959

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Connecticut - 1.0%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	$1,500,000	$1,863,795
Connecticut State, GO:
Series A	5.000%	4/15/35	1,650,000	2,130,777
Series E	5.000%	10/15/34	930,000	1,138,487
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	900,000	1,057,212	(d)
Total Connecticut				6,190,271
District of Columbia - 1.3%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/52	400,000	433,704
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	3,372,432
Series A, Refunding	5.000%	3/1/40	1,500,000	1,993,800	(g)
Series A, Refunding	4.000%	3/1/45	1,750,000	2,109,188	(g)
Total District of Columbia				7,909,124
Florida - 3.4%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/47	1,250,000	1,525,487	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	555,000	618,814	(d)
Florida State Mid-Bay Bridge Authority, Series A, Refunding	5.000%	10/1/30	2,410,000	2,857,730
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,823,490	(a)
Miami-Dade County, FL, Expressway Authority, Series A	5.000%	7/1/40	9,000,000	9,121,770
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	1,250,000	1,521,425
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	750,000	845,513
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement-Life Communities	5.000%	11/15/45	750,000	884,902
Tampa-Hillsborough County, FL, Expressway Authority Revenue, Series C	5.000%	7/1/48	1,400,000	1,734,222
Total Florida				20,933,353

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Georgia - 1.7%
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	$1,000,000	$1,281,050
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	800,000	995,992
Series B	5.000%	3/15/22	4,000,000	4,303,720
Series C	4.000%	9/1/26	3,500,000	4,093,740	(b)(c)
Total Georgia				10,674,502
Hawaii - 1.1%
Hawaii State Airports System Revenue, Series A	5.000%	7/1/39	7,000,000	7,090,580
Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,365,980
Illinois - 18.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	1,500,000	1,777,455
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	122,283
Dedicated, Series G, Refunding	5.000%	12/1/44	420,000	502,954
Dedicated, Series H	5.000%	12/1/36	500,000	608,925
Dedicated, Series H	5.000%	12/1/46	150,000	179,178
Series D	5.000%	12/1/46	750,000	912,293
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	220,000	256,612
Series 2005D, Refunding	5.500%	1/1/34	10,000	11,707
Series A	5.000%	1/1/44	1,000,000	1,206,970
Series A, Refunding	5.000%	1/1/26	2,250,000	2,655,900
Series A, Refunding	6.000%	1/1/38	1,500,000	1,890,585
Series B	5.500%	1/1/32	3,300,000	3,869,976
Series C, Refunding	5.000%	1/1/25	3,000,000	3,457,350
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,000,000	1,195,190
General, Third Lien	5.625%	1/1/35	1,240,000	1,286,512
General, Third Lien	5.750%	1/1/39	5,035,000	5,241,435	(e)
General, Third Lien	5.750%	1/1/39	965,000	1,001,776
Series A, Refunding	5.000%	1/1/31	1,000,000	1,164,810	(a)
Series A, Refunding	5.000%	1/1/35	7,000,000	8,121,680	(a)
Trips Obligated Group	5.000%	7/1/48	700,000	842,583	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Illinois - continued
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	$1,000,000	$1,184,770
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	1,000,000	1,116,220
Second Lien, Series A	5.000%	1/1/47	1,000,000	1,159,610
Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	884,730
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	2,261,898
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/33	1,290,000	1,605,869
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	1,110,000	1,367,098
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	2,500,000	3,040,550
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/38	2,000,000	2,426,780
Illinois State Finance Authority Revenue, Depaul University, Series A	6.125%	10/1/40	5,000,000	5,283,450	(e)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	580,665
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	947,288
State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	650,000	814,015
Illinois State Toll Highway Authority Revenue:
Series A	4.000%	1/1/39	4,000,000	4,764,400
Series C, Refunding	5.000%	1/1/27	3,000,000	3,783,030
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	250,000	303,825
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,500,000	1,769,115
Series 2016	5.000%	11/1/33	2,350,000	2,824,582
Series 2016	5.000%	1/1/35	690,000	811,585
Series 2016, Refunding	5.000%	2/1/29	1,660,000	2,028,786
Series A	5.000%	12/1/42	2,000,000	2,415,720

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Illinois - continued
Series A, Refunding	5.000%	10/1/29	$3,795,000	$4,806,747
Series B, Refunding	5.000%	10/1/29	750,000	949,950
Series C	5.000%	11/1/29	1,100,000	1,356,245
Series D	5.000%	11/1/26	1,250,000	1,527,800
Series D	5.000%	11/1/27	1,750,000	2,179,327
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	5,900,000	7,240,421	(g)
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	12,000,000	12,150,000
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	4,450,000	5,924,374
Total Illinois				113,815,024
Indiana - 3.0%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,000,000	1,068,320	(b)(c)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	800,000	809,120	(b)(c)
Indiana State Finance Authority Revenue:
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,551,550	(a)
Second Lien, CWA Authority, Series B	5.000%	10/1/41	5,000,000	5,307,750
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	2,329,700
Courthouse and Jail Project, Series A	5.000%	2/1/54	2,000,000	2,531,560
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,187,390	(a)
Total Indiana				18,785,390
Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	650,000	676,501

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Kentucky - 2.7%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	1,000,000	1,205,450
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	$5,800,000	$6,451,282	(b)(c)
Series B	4.000%	1/1/25	5,000,000	5,648,500	(b)(c)
Series C	4.000%	2/1/28	2,750,000	3,267,770	(b)(c)
Total Kentucky				16,573,002
Louisiana - 1.5%
Parish of St. Charles, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	5,000,000	5,284,000	(b)(c)
Parish of St. John the Baptist, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	1,300,000	1,367,808	(b)(c)
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	2,000,000	2,429,020	(a)
Total Louisiana				9,080,828
Massachusetts - 5.5%
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	1,000,000	1,277,100
Broad Institute Inc., Series A	5.250%	4/1/37	8,000,000	8,388,320	(e)
Milford Regional Medical Center, Series F	5.750%	7/15/43	500,000	551,335
UMass Boston Student Housing Project	5.000%	10/1/48	750,000	880,335
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	612,510
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	1,700,000	2,194,598	(a)
Massachusetts State School Building Authority, Sales Tax Revenue, Senior, Series A	5.000%	5/15/43	3,000,000	3,362,730
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/42	3,600,000	4,513,356
Massachusetts State, GO, Consolidated Loan, Series C	5.000%	5/1/49	9,500,000	12,201,800
Total Massachusetts				33,982,084
Michigan - 4.2%
Detroit, MI, Downtown Development Authority Revenue, Series A, Refunding, AGM	5.000%	7/1/48	1,000,000	1,126,930
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	5,500,000	6,613,970
Senior Lien, Series C, Refunding	5.000%	7/1/35	500,000	612,185

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Michigan - continued
Lansing, MI, Board of Water & Light Utility System Revenue, Series A	5.000%	7/1/37	$7,000,000	$7,390,320	(e)
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	1,250,000	1,334,575	(d)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	650,000	741,208
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	625,000	739,312
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	1,320,000	1,427,382
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	1,270,000	1,470,431
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	250,000	295,353
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,400,000	1,729,252	(a)
Royal Oak, MI, Hospital Finance Authority Revenue, Beaumont Health Credit Group, Series D, Refunding	5.000%	9/1/39	2,500,000	2,844,425
Total Michigan				26,325,343
Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	1,530,000	1,775,519	(e)
Missouri - 1.4%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	3,000,000	3,733,590	(a)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kingswood Project	6.000%	11/15/51	900,000	737,406	(d)
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services	5.000%	2/1/44	2,710,000	2,987,125
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,250,000	1,435,212
Total Missouri				8,893,333

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Nevada - 0.2%
Reno, NV, Hospital Revenue, Washoe Medical Center, AGM	5.500%	6/1/33	$1,185,000	$1,188,365
New Jersey - 8.1%
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	750,000	884,610
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/26	2,500,000	2,688,250
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,815,950	(a)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	750,000	930,518
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.750%	3/1/28	15,000,000	15,359,250	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,279,230
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,898,920
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,301,500	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	778,700	(a)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	400,000	494,496
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,200,000	1,474,080
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	1,500,000	1,876,455
Transportation Program, Series BB	4.000%	6/15/37	2,250,000	2,597,152
Transportation System, Series A, Refunding	5.000%	12/15/25	4,500,000	5,407,830
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	3,830,000	4,881,105
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	600,000	731,070
Total New Jersey				50,399,116

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
New York - 9.6%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	$1,500,000	$1,849,065
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	2,650,000	2,984,774
Subordinated, Series BB-1	5.000%	6/15/46	1,500,000	1,876,350
New York City, NY, TFA Revenue Future Tax Secured, Subordinated, Series B-1	5.000%	8/1/45	3,000,000	3,749,400
New York State Dormitory Authority Revenue, Bidding Group 3 Bonds, Series A	5.000%	3/15/42	1,000,000	1,267,340
New York State Dormitory Authority, Sales Tax Revenue, Group 4, Series E, Refunding	5.000%	3/15/44	2,000,000	2,555,640
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	3,000,000	3,721,890
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	3,250,000	4,165,037
New York State Liberty Development Corp., Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	2,262,383
New York State Liberty Development Corp. Revenue, Goldman Sachs Headquarters, Refunding	5.250%	10/1/35	3,045,000	4,403,100
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,750,000	1,971,778	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,416,000
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/36	1,750,000	2,158,468	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	8,000,000	9,239,040	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,500,000	1,726,710	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 166, Refunding	5.000%	1/15/41	2,750,000	2,845,838
Consolidated Series 194, Refunding	5.000%	10/15/41	6,400,000	7,764,800	(h)
Total New York				59,957,613

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
North Carolina - 1.7%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	$1,750,000	$2,244,865
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	750,000	883,267
North Carolina State Limited Obligation Revenue, Series A	4.000%	5/1/34	3,500,000	4,257,925
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	300,000	370,098
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding, State Appropriations	5.000%	7/1/47	750,000	879,008
Series A, Refunding, State Appropriations	5.000%	7/1/51	1,500,000	1,750,860
Total North Carolina				10,386,023
Ohio - 2.7%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, Refunding	4.000%	6/1/48	1,250,000	1,434,275	(g)
Series B-2, Refunding	5.000%	6/1/55	1,750,000	1,979,040	(g)
JobsOhio Beverage System, Senior Lien, Series A	5.000%	1/1/38	8,000,000	8,942,320	(e)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,596,420	(a)(b)(c)
Ohio State Water Development Authority, U.S. Steel Corp. Project, Refunding	6.600%	5/1/29	3,000,000	3,187,650
Total Ohio				17,139,705
Oklahoma - 0.1%
Oklahoma State Turnpike Authority Revenue, Second Series C	5.000%	1/1/47	700,000	847,959
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	332,734	832	*(i)
Total Oklahoma				848,791
Oregon - 0.4%
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,000,000	2,380,540

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 4.7%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
Series 2018	5.000%	6/1/32	$250,000	$316,075
Series 2018	5.000%	6/1/33	500,000	630,785
Cumberland County, PA, Municipal Authority, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/30	2,375,000	2,714,269
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	550,000	627,484
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,200,000	1,249,116	(a)(b)(c)
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,250,000	1,567,950
Pennsylvania State Turnpike Commission Revenue:
Subordinated, Series B	5.250%	12/1/41	2,275,000	2,453,314	(e)
Subordinated, Series B	5.250%	12/1/41	3,725,000	4,013,576	(e)
Subordinated, Series B	5.000%	12/1/48	2,900,000	3,596,058
Pennsylvania State, GO:
Refunding	5.000%	7/15/29	2,250,000	3,031,335
Refunding	5.000%	7/15/30	1,000,000	1,326,150
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	1,200,000	1,620,012
Philadelphia, PA, School District, GO, Series A	5.000%	9/1/33	1,755,000	2,081,114
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	7/1/45	1,000,000	1,141,440
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	600,000	737,088
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	1,780,000	2,179,396
Total Pennsylvania				29,285,162

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 2.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	$3,920,000	$4,243,400
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,400,000	1,118,250	*(i)
Series A	5.050%	7/1/42	350,000	279,562	*(i)
Series XX	5.250%	7/1/40	2,875,000	2,303,594	*(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	960,000	821,203
CAB, Restructured, Series A-1	0.000%	7/1/46	9,555,000	2,842,804
Restructured, Series A-1	4.750%	7/1/53	500,000	566,060
Restructured, Series A-1	5.000%	7/1/58	3,500,000	4,014,045
Total Puerto Rico				16,188,918
South Carolina - 0.3%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/48	1,750,000	2,148,108	(a)
South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	500,000	610,935
Tennessee - 0.9%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	500,000	625,780
Subordinated, Series B, Refunding	5.000%	7/1/46	1,000,000	1,244,420
Tennessee State Energy Acquisition Corp., Gas Revenue, Series 2018	4.000%	11/1/25	3,000,000	3,442,350	(b)(c)
Total Tennessee				5,312,550
Texas - 11.1%
Alamo, TX, Regional Mobility Authority, Vehicle Registration Fee Revenue, Senior Lien	5.000%	6/15/46	1,300,000	1,530,360
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,250,000	1,531,313
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	2,050,000	2,644,111	(a)
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	609,620
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step Bond, Series A, B and C, (0.000% until 10/1/23, 5.500%)	0.000%	10/1/36	4,000,000	4,562,360

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	$940,000	$1,169,623	(e)(f)
Houston, TX, Airport Systems Revenue, Series B-1	5.000%	7/15/30	5,500,000	6,338,090	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,158,650
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	120,000	145,916	(a)
Series 2017	5.000%	11/1/36	120,000	145,213	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	14,250,000	14,648,287
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	750,000	841,890
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	825,000	994,315
Series B, Refunding	5.000%	1/1/40	2,000,000	2,216,640
Series B, Refunding	5.000%	1/1/45	2,105,000	2,444,221
Prosper, TX, ISD, GO, School Building, PSF - GTD	5.000%	2/15/49	3,250,000	4,137,478
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	610,000	744,249
Texas State Municipal Gas Acquisition & Supply Corp. III, Series 2012	5.000%	12/15/27	8,550,000	9,453,136
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,868,384	(a)
Senior Lien, LBJ Infrastructure Group LLC	7.000%	6/30/40	2,000,000	2,037,540
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/39	1,500,000	1,770,450
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	6,250,000	7,929,562

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$500,000	$408,280	*(d)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	105,531
Total Texas				69,435,219
U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	710,000	713,110
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,475,000	1,475,000
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	1,200,000	1,202,304
Total U.S. Virgin Islands				3,390,414
Utah - 1.4%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	6,508,845	(a)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,179,390
Utah State Infrastructure Agency Telecommunication Revenue, Series 2019	4.000%	10/15/42	1,200,000	1,314,672
Total Utah				9,002,907
Virginia - 1.4%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,100,000	1,320,022	(a)
Series B, Refunding	5.000%	7/1/45	1,500,000	1,788,450	(a)
Virginia State Small Business Financing Authority Revenue:
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	3,000,000	3,264,990	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.500%	1/1/42	2,000,000	2,175,560	(a)
Total Virginia				8,549,022

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 1.5%
Port of Seattle, WA, Revenue:
Intermediate Lien, Series 2019	5.000%	5/1/43	$1,500,000	$1,809,780	(a)
Intermediate Lien, Series 2019	4.000%	4/1/44	750,000	858,697	(a)
Intermediate Lien, Series 2019	5.000%	4/1/44	1,500,000	1,875,015	(a)
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,000,000	1,212,420	(b)(c)
Washington State, GO, Series R-2018D, Refunding	5.000%	8/1/34	3,000,000	3,808,230
Total Washington				9,564,142
West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	1,250,000	1,659,463	(b)(c)
Wisconsin - 1.5%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	2,500,000	3,087,425
Public Finance Authority, WI, Limited Obligation Pilot Revenue:
American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	1,000,000	1,156,700	(d)
American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	1,500,000	1,833,960	(d)
Public Finance Authority, WI, Revenue, Fellowship Senior Living Project, Series A, Refunding	5.000%	1/1/46	3,000,000	3,546,030
Total Wisconsin				9,624,115
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $767,468,582)				870,349,714
Short-Term Investments - 0.6%
Municipal Bonds - 0.6%
Arizona - 0.0%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Company	1.180%	11/15/52	300,000	300,000	(j)(k)
Indiana - 0.6%
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series B, LOC - Wells Fargo Bank N.A.	1.200%	11/1/39	3,600,000	3,600,000	(j)(k)
Mississippi - 0.0%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series L	1.200%	11/1/35	100,000	100,000	(j)(k)
TOTAL MUNICIPAL BONDS (Cost - $4,000,000)				4,000,000

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	SHARES	VALUE
Money Market Funds - 0.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $90,134)	1.491%	90,134	$90,134
TOTAL SHORT-TERM INVESTMENTS (Cost - $4,090,134)			4,090,134
TOTAL INVESTMENTS - 140.3% (Cost - $771,558,716)			874,439,848
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (4.5)%			(27,650,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (34.9)%			(217,575,000)
Liabilities in Excess of Other Assets - (0.9)%			(6,058,847)
TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$623,156,001

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	The coupon payment on these securities is currently in default as of February 29, 2020.

(j)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corporation - Insured Bonds
BAM	—	Build America Mutual - Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation - Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SIFMA	—	Securities Industry and Financial Markets Association
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District

At February 29, 2020, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE		NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED DEPRECIATION
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	57	6	/20	$11,558,699	$11,827,500	$(268,801)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The Fund seeks to achieve its objective by investing primarily in long-term investment grade municipal debt securities issued by state and local governments, political subdivisions, agencies and public authorities (municipal obligations). Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal obligations rated investment grade at the time of investment.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$870,349,714	—	$870,349,714
Short-Term Investments†:
Municipal Bonds	—	4,000,000	—	4,000,000
Money Market Funds	$90,134	—	—	90,134
Total Short-Term Investments	90,134	4,000,000	—	4,090,134
Total Investments	$90,134	$874,349,714	—	$874,439,848

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$268,801	—	—	$268,801

†	See Schedule of Investments for additional detailed categorizations.